Prospectus supplement dated June 26, 2018
to the following prospectus(es):
BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL – NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL – NLAIC, and Nationwide YourLife Survivorship VUL dated May 1, 2018
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund as an investment option under the policy. Effective July 2, 2018, the name of the investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
GWP-0682
1